MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

8.             MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties	Construction in progress	Plant and equipment	Exploration and evaluation assets	Total

Year ended December 31, 2016
Cost
Balance, January 1, 2016	$370,886	$126,623	$14,695	$230,647	$742,851
Additions	—	505,568	3,013	5,046	513,627
Foreign exchange differences	11,408	3,895	451	7,095	22,849
Transfer from construction in progress to plant and equipment	—	(2,905)	2,905	—	—

Balance, December 31, 2016	$382,294	$633,181	$21,064	$242,788	$1,279,327

Accumulated depreciation and depletion
Balance, January 1, 2016	$—	$—	$4,835	$—	$4,835
Depreciation and depletion	—	—	3,943	—	3,943
Foreign exchange differences	—	—	92	—	92

Balance, December 31, 2016	$—	$—	$8,870	$—	$8,870

Net book value - December 31, 2016	$382,294	$633,181	$12,194	$242,788	$1,270,457

Year ended December 31, 2017
Cost
Balance, January 1, 2017	$382,294	$633,181	$21,064	$242,788	$1,279,327
Additions	—	324,641	297	3,928	328,866
Transfer from construction in progress to inventory	—	(8,192)	—	—	(8,192)
Transfer from construction in progress to plant and equipment	—	(523,488)	523,488	—	—
Transfer from construction in progress to mineral properties	420,419	(420,419)	—	—	—
Reversal (recoveries) of BCMETC	4,806	—	—	(253)	4,553

Balance, December 31, 2017	$807,519	$5,723	$544,849	$246,463	$1,604,554

Accumulated depreciation and depletion
Balance, January 1, 2017	$—	$—	$8,870	$—	$8,870
Depreciation and depletion	14,924	—	15,900	—	30,824

Balance, December 31, 2017	$14,924	$—	$24,770	$—	$39,694

Net book value - December 31, 2017	$792,595	$5,723	$520,079	$246,463	$1,564,860

(a)Mineral properties

Mineral properties consist solely of the Brucejack Mine.

(b)Plant and equipment

During the year ended December 31, 2017, $13,938 (2016 - $104) of depreciation was recognized in the statement of loss and $1,962 (2016 - $3,839) was capitalized within construction in progress.

(c)Exploration and evaluation assets

Exploration and evaluation assets consists of the Snowfield Project and regional drilling and exploration work on the Bowser Claim Group.